                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07700

Morgan Stanley Limited Term Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended March 31, 2007

Total Return for the 12 Months Ended March 31, 2007

Morgan Stanley Limited Term Municipal Trust	Lehman Brothers Municipal Bond Index (10-Year)[1]	Lipper Intermediate Municipal Debt Funds Index[2]
4.41%	5.61%	4.55%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The economy continued to send mixed signals about its overall strength during the fiscal year. Huge swings in oil prices and ongoing geopolitical uncertainty had a negative impact on the economic outlook, as did the contraction in the residential real estate sector. Turmoil in the sub-prime mortgage market in the latter months of the reporting period intensified concerns about the housing sector and had the greatest impact on the capital markets. In fact, these concerns were the primary contributor to the sharp decline in the equity market in late February, which led to a ‘‘flight to quality’’ that forced yields on U.S. Treasury bonds lower and prices higher. The changing economic and financial picture led to changes in the Federal Open Market Committee’s (the ‘‘Fed’’) monetary policy as well. In the first three months of the reporting period, the Fed continued to pursue its monetary tightening campaign, raising the target federal funds rate to 5.25 percent by the end of June 2006. In the months that followed, however, the Fed held the rate steady but still maintained a bias toward tightening until March, when statements released following that month’s meeting signaled a more neutral bias. This apparent change in policy led to a firmer equity market and began to move bond yields higher in the final weeks of the period.

Intermediate municipal bond yields rose modestly in the first months of the fiscal period with representative yields on 10-year AAA rated municipal bonds moving from 4.00 percent in March to 4.20 percent in June. In the months that followed, the stabilization of Fed monetary policy and the growing risks to the economy led intermediate municipal rates to reverse course, declining to 3.55 percent in December before ending the fiscal year higher at 3.80 percent.

The slope of the municipal yield curve remained relatively flat throughout the period, with only a 20 basis point yield differential, or ‘‘pick-up’’, between one- and 10-year maturities. In comparison, the yield pick-up from one to 10 years in March 2006 was 50 basis points and has averaged nearly 100 basis points over the past three years.

Although municipal bond issuance in 2006 lagged that of the previous year, declining interest rates in the fourth quarter of the year spurred a rebound that led new issue volume for the year to reach $383 billion, the second highest on record and only 6 percent below 2005’s record pace. In the first three months of 2007, new issue municipal volume increased by 49 percent over the same period in 2006 as municipalities continued to take advantage of lower interest rates and refinance their debt. Refundings increased dramatically to an 88 percent share of total volume. The top five issuing states during the period were California

(reflecting a 122 percent increase in new issuance for a 20 percent total market share), New York, Texas, Illinois and Florida. Together, these states accounted for 45 percent of total volume.

Solid demand by institutional and retail buyers helped municipals keep pace with Treasuries for most of the period. However, in the first quarter of 2007, intermediate municipal maturities could not keep pace with the Treasury rally and their performance slipped. The 10-year municipal-to-Treasury ratio, which moved to a low of 78 percent in June, ended the period at 81 percent. An increasing ratio indicates that municipals are underperforming Treasuries but their yields are becoming relatively cheaper (or more attractive). In contrast, the ratio was as cheap as 88 percent in 2005.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust underperformed the Lehman Brothers Municipal Bond Index (10-Year) (the ‘‘Index’’) and the Lipper Intermediate Municipal Debt Funds Index for the 12 months ended March 31, 2007.

During the reporting period, the Fund’s interest-rate positioning continued to reflect our anticipation of higher rates. As a result, at the end of March the Fund’s option-adjusted duration* was conservatively positioned at 4.4 years. To reduce the portfolio’s duration, a U.S. Treasury futures hedge and Bond Market Association (BMA) interest rate swap contract were used. At the beginning of the period this duration strategy helped the Fund’s total returns when interest rates rose, but tempered returns later in the fiscal year when rates declined. The primary reason for the Fund’s underperformance versus the Lehman Brothers Municipal Bond Index, however, was its maturity distribution. Nearly half of the Fund’s investments have maturities of between 2009 and 2014, whereas the index — which has a longer-maturity emphasis — has no investments in this shorter maturity range. Over the reporting period, shorter-maturity bonds underperformed the longer-maturity issues in the index.

The Fund’s exposure to BBB rated investment grade bonds increased during the period. New purchases here included additional bonds in the tobacco sector, which had a positive impact on performance as tighter quality spreads helped these lower-rated issues outperform. Another boost to the Fund’s performance were several holdings that appreciated when they were prerefunded.** Overall, the Fund maintained its high quality bias with over 80 percent of the portfolio rated A or better. Reflecting a commitment to diversification, the Fund’s net assets of approximately $172 million were invested among 15 long-term sectors and 94 credits.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

** Prerefunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue prior to its first call date.

TOP FIVE SECTORS
Transportation Facilities	16.1%
Electric	12.8
Hospital	10.5
Educational Facilities	9.1
Public Facilities	8.6

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	63.6%
Aa/AA	9.9
A/A	8.3
Baa/BBB	14.0
NR	4.2

Data as of March 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions. These municipal obligations will have the following ratings at the time of purchase:

•	municipal bonds—within the four highest grades by Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’), or Fitch Ratings (‘‘Fitch’’), or if not rated, as determined by the Investment Adviser to be of comparable quality;

•	municipal notes—within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

•	municipal commercial paper—within the highest grade by Moody’s, S&P or Fitch.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days

Distribution by Maturity
(% of Long-Term Portfolio) As of March 31, 2007

Weighted Average Maturity: 9 Years (a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	1.3%
Alaska	2.7
Arizona	2.5
Arkansas	0.6
California	13.8
Colorado	1.9
Delaware	1.2
District of Columbia	1.3
Florida	7.8
Georgia	2.2%
Hawaii	0.6
Illinois	3.6
Indiana	1.8
Kansas	1.8
Kentucky	0.4
Maine	1.3
Maryland	5.7
Massachusetts	1.3
Michigan	2.9%
Minnesota	1.8
Missouri	5.5
Nevada	0.6
New Hampshire	1.1
New Jersey	3.6
New York	6.2
Ohio	4.1
Oregon	1.3
Pennsylvania	2.2%
South Carolina	0.6
Tennessee	1.8
Texas	6.1
Virginia	2.7
Washington	5.0
Wisconsin	1.3
Total†	98.6%

†	Does not include open futures contracts with an underlying face amount of $10,812,500 with unrealized appreciation of $33,319 and an open swap contract with unrealized appreciation of $73,530.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended March 31, 2007

Symbol	DWLTX
1 Year	4.41%	[3]
5 Years	4.49	[3]
10 Years	4.56	[3]
Since Inception (07/12/93)	4.40	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody’s Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Intermediate Municipal Debt Funds as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.
‡	Ending value assuming a complete redemption on March 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have certain transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/06	03/31/07	10/01/06 – 03/31/07
Actual (1.25% return)	$1,000.00	$1,012.50	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.07

*	Expenses are equal to the Fund’s annualized expense ratio (before expense offset, exclusive of interest and residual trust expenses) of 0.61% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived by the Investment Adviser and Administrator, the annualized expense ratio (before expense offset, exclusive of interest and residual trust expenses) would have been 0.73%.

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (98.1%)
	General Obligation (7.5%)
$1,000	Pueblo School District #60, Colorado, Ser 2002 (FSA)	5.375%	12/15/14	$1,087,030
2,000	Sussex County, Delaware, Ser 2003 (Ambac)	5.00	10/15/11	2,116,740
1,000	Massachusetts, Ser 2001 D (MBIA)	6.00	11/01/13	1,130,500
3,000	Jackson County Reorganized School District #4, Missouri, Ser 2005 (FSA)	5.00	03/01/17	3,106,890
1,000	New York City, New York, 2003 Ser C (FSA)	5.25	08/01/11	1,064,200
2,000	Bellevue School District #405, Washington, Ser 2002 (FGIC)	5.00	12/01/15	2,125,460
2,030	North Kitsap School District #400, Washington, Refg Ser 2005 (FSA)	5.125	12/01/18	2,198,287
12,030				12,829,107
	Educational Facilities Revenue (9.1%)
1,000	University of Arizona, Ser 2005 B COPs (Ambac)	5.00	06/01/20	1,065,100
2,000	Miami-Dade County Educational Facilities Authority, Florida, University of Miami Ser 2004 A (Ambac)	5.00	04/01/16	2,141,280
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC)	5.00	10/01/17	1,609,455
2,000	University of Illinois, COPs Ser 2003 (Ambac)	5.00	10/01/14	2,143,260
2,000	University of Maine, Ser 2002 (FSA)	5.375	03/01/12	2,156,340
250	Maryland Health & Higher Educational Facilities Authority, Washington Christian Academy Ser 2006	5.25	07/01/18	255,435
1,500	Harrisburg Authority, Pennsylvania, Harrisburg University of Science & Technology Ser 2007 A	5.40	09/01/16	1,531,575
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,086,970
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,075,450
450	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, University of Tennessee Chattanooga Refg Ser 2005 A	5.00	10/01/15	463,028
2,000	Texas Tech University, Refg & Impr Ser 2003 (Ambac)	5.25	02/15/15	2,160,380
14,700				15,688,273
	Electric Revenue (12.8%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (Ambac)	5.25	12/01/21	1,552,560
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001 A	5.25	10/01/16	1,106,340
	California Department of Water Resources,
1,000	Power Supply Ser 2002 A (MBIA)	5.50	05/01/13	1,091,410
2,000	Power Supply Ser 2002 A (Ambac)	5.50	05/01/14	2,187,880

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,000	Jacksonville Electric Authority, Florida, St Johns River Power Park Refg Issue 2 Ser 17	5.25%	10/01/13	$2,120,680
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA)	5.25	11/01/14	2,150,900
2,000	Michigan Public Power Agency, Belle River Refg 2002 Ser A (MBIA)	5.25	01/01/12	2,136,100
2,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	5.00	01/01/12	2,115,380
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power – Ohio Inc Refg Ser 2004 (Ambac)	5.00	02/15/16	2,131,840
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.25	01/01/15	1,075,310
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC)	5.00	05/15/19	1,042,850
2,000	Klickitat County Public Utilities District #1, Washington, Refg Ser 2006 B (FGIC)	5.25	12/01/21	2,194,520
1,000	Seattle, Washington, Municipal Light & Power Refg Ser 2000	5.625	12/01/14	1,062,960
20,500				21,968,730
	Hospital Revenue (10.5%)
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25	12/01/22	2,108,040
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00	02/01/19	1,038,000
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00	11/15/19	2,099,160
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00	03/01/19	1,909,297
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/17	1,543,397
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA)	6.25	12/01/11	1,094,590
1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (Ambac)	5.00	05/01/20	1,059,610
1,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Ser 1998 A (FSA)	5.25	08/15/12	1,034,170
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser 2006 A	5.00	11/15/20	1,157,893
1,390	Akron Bath Copley, Joint Township Hospital District, Ohio, Akron General Ser 2006 A	5.00	01/01/15	1,461,432
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,387,160
1,200	Sullivan County Health, Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.00	09/01/22	1,243,740
17,235				18,136,489

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Development/Pollution Control Revenue (5.6%)
$1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90%	06/01/14	$1,100,660
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,062,060
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A††	5.25	09/01/19	4,392,900
2,000	Chesterfield County Industrial Development Authority, Virginia, Virginia Electric & Power Co Ser 1985	5.50	10/01/09	2,022,140
9,000				9,577,760
	Mortgage Revenue – Multi-Family (0.9%)
1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875	05/15/26	1,535,430
	Public Facilities Revenue (8.6%)
2,000	Jefferson County, Alabama, School Ser 2004 A	5.25	01/01/15	2,159,440
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (Ambac)	5.00	10/01/15	2,141,900
2,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25	08/01/14	2,153,420
595	Kentucky Property & Buildings Commission, Project No. 69 Ser A (FSA)	5.25	08/01/15	630,867
2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00	02/01/14	2,146,300
1,000	Missouri Board of Public Buildings, Ser A 2003	5.50	10/15/13	1,104,020
1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (Ambac)†	5.00	09/01/17	1,079,160
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA)	5.75	05/01/14	2,220,380
1,000	Ohio Building Authority, Highway Safety Building 2001 Ser A	5.50	10/01/15	1,073,600
13,595				14,709,087
	Recreational Facilities Revenue (4.1%)
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00	03/01/20	1,011,080
	District of Columbia Ballpark,
1,000	Ser 2006 B-1	5.25	02/01/16	1,099,480
1,000	Ser 2006 B-1	5.00	02/01/19	1,070,230
1,000	Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)	5.25	09/01/21	1,093,570
1,000	Maryland Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/16	1,024,990
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA)	5.00	09/30/13	1,683,423
6,575				6,982,773

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Resource Recovery Revenue (2.5%)
$3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (Ambac)	5.50%	04/01/12	$3,217,650
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/12	1,077,930
4,000				4,295,580
	Retirement & Life Care Facilities Revenue (1.2%)
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25	01/01/26	1,015,340
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2006 B	5.00	01/01/17	1,005,420
2,000				2,020,760
	Tax Allocation Revenue (4.6%)
2,000	Burbank Public Financing Authority, California, 2003 Ser A (Ambac)	5.25	12/01/14	2,178,800
1,000	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	1,032,310
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	3,090,090
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,574,850
7,500				7,876,050
	Transportation Facilities Revenue (16.1%)
1,000	Alaska International Airports, Ser 2002 B (Ambac)	5.75	10/01/13	1,096,790
2,000	Orange County, California, Airport Refg Ser 1997 (AMT) (MBIA)	5.50	07/01/11	2,047,260
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.25	08/15/14	2,179,619
2,000	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.00	06/15/11	2,106,340
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC)	5.75	10/01/11	1,078,930
960	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	962,429
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,205,580
1,000	Minneapolis & St. Paul Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (Ambac)	5.00	01/01/20	1,051,730
1,100	St Louis, Missouri, Lambert – St Louis Int’l Airport Ser 2003 A (FSA)	5.25	07/01/12	1,179,299
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.00	07/01/13	1,057,050
1,750	New Hampshire, Turnpike Refg Ser 2003 (Ambac)	5.00	02/01/16	1,859,847
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,067,380

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Dallas Fort Worth International Airport, Texas,
$2,000	Refg Ser 2006 (AMT) (XLCA)	5.00%		11/01/12	$2,052,560
2,000	Refg Ser 2006 A (AMT) (XLCA)	5.00		11/01/13	2,052,560
1,500	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC)	5.25		07/15/13	1,629,795
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)††	5.00		12/01/23	4,099,140
26,320					27,726,309
	Tobacco Revenue (5.0%)
2,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625		06/01/23	1,971,000
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corporation Ser 2006	0.00†	††	06/01/28	1,741,840
1,000	Golden State Tobacco Securitization Corporation, California, Asset-Backed Ser 2007 1A	5.00		06/01/33	989,850
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007 1A	4.625		06/01/26	1,916,640
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00		06/01/26	1,014,130
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25		06/01/19	1,050,390
9,000					8,683,850
	Water & Sewer Revenue (5.9%)
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25		05/01/14	1,637,370
1,000	Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)	5.25		07/01/13	1,042,800
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC)	5.00		12/01/14	2,149,260
2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA)	5.00		06/01/17	2,161,260
1,000	Houston, Texas, Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25		05/15/10	1,047,260
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA)	5.00		12/15/17	2,136,340
9,500					10,174,290
	Other Revenue (3.7%)
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (Ambac)	5.00		06/01/21	2,088,100
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC)	5.00		06/15/12	1,058,350
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50		06/01/15	3,145,740
6,000					6,292,190
159,455	Total Tax-Exempt Municipal Bonds (Cost $165,994,255)				168,496,678

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (4.0%)
$2,100	Illinois Health Facilities Authority, University of Chicago Hospital Ser 1998 (MBIA) (Demand 04/02/07)	3.77*	%	08/01/26	$2,100,000
2,100	Mount Vernon, Indiana, General Electric Co Ser 2004 (Demand 04/02/07)	3.77	*	12/01/14	2,100,000
300	Missouri Health & Educational Facilities Authority, Washington University Ser 1996 D (Demand 04/02/07)	3.73	*	09/01/30	300,000
2,310	Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran Ser 2006 B (FGIC) (Demand 04/02/07)	3.85	*	05/01/33	2,310,000
6,810	Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,810,000)				6,810,000
166,265	Total Investments (Cost $172,804,255)				175,306,678
	Floating Rate Note Obligations Related to Securities Held (−3.5%)
(6,010)	Notes with interest rates ranging from 3.70% to 3.71% at March 31, 2007 and contractual maturities of collateral ranging from 09/01/19 to 12/01/23 (see Note 1D) †††† (Cost $(6,010,000))				(6,010,000)
$160,255	Total Net Investments (Cost $166,794,255) (a) (b)			98.6%	169,296,678
	Other Assets in Excess of Liabilities			1.4	2,413,425
	Net Assets			100.0%	$171,710,103

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
*	Current coupon of variable rate demand obligation.
†	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $75,000.
††	Underlying security related to inverse floater entered into by the Fund (see Note 1D).
†††	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
††††	Floating rate note obligations related to securities held. The interest rates shown reflects the rate in effect at March 31, 2007.
(a)	Securities have been designated as collateral in an amount equal to $10,844,624 in connection with open futures contracts and an open swap contract.
(b)	The aggregate cost for federal income tax purposes is $166,792,094. The aggregate gross unrealized appreciation is $2,591,882 and the aggregate gross unrealized depreciation is $87,298, resulting in net unrealized appreciation of $2,504,584.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Portfolio of Investments March 31, 2007 continued

Futures Contracts Open at March 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
100	Short	U.S. Treasury Notes 10 Year	$(10,812,500)	$33,319
		June 2007

Interest Rate Swap Contract Open at March 31, 2007:

COUNTERPARTY	NOTIONAL AMOUNT (000)	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION
J.P. Morgan Chase Co.	$15,000	Fixed Rate 3.6075%	Floating Rate BMA	05/25/17	$73,530
			(Bond Market Association)

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Investments in securities, at value (cost $172,804,255)	$175,306,678
Unrealized appreciation on an open swap contract	73,530
Cash	61,601
Receivable for:
Interest	2,336,491
Shares of beneficial interest sold	248,220
Variation margin	12,500
Prepaid expenses and other assets	11,793
Total Assets	178,050,813
Liabilities:
Floating rate note obligations	6,010,000
Payable for:
Shares of beneficial interest redeemed	130,634
Investment advisory fee	47,080
Dividends to shareholders	31,197
Administration fee	11,723
Transfer agent fee	674
Accrued expenses and other payables	109,402
Total Liabilities	6,340,710
Net Assets	$171,710,103
Composition of Net Assets:
Paid-in-capital	$170,213,427
Net unrealized appreciation	2,609,272
Accumulated undistributed net investment income	18,620
Accumulated net realized loss	(1,131,216)
Net Assets	$171,710,103
Net Asset Value Per Share
15,759,670 shares outstanding (unlimited shares authorized of $.01 par value)	$10.90

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statement of Operations

For the year ended March 31, 2007

Net Investment Income:
Interest Income	$7,542,900
Expenses
Investment advisory fee	753,203
Administration fee	143,467
Interest and residual trust expenses	138,529
Transfer agent fees and expenses	128,416
Shareholder reports and notices	95,915
Professional fees	70,358
Registration fees	26,450
Custodian fees	12,223
Trustees’ fees and expenses	5,799
Other	33,967
Total Expenses	1,408,327
Less: amounts waived	(181,216)
Less: expense offset	(12,578)
Net Expenses	1,214,533
Net Investment Income	6,328,367
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(332,835)
Futures contracts	24,863
Swap contract	(446,727)
Net Realized Loss	(754,699)
Net Change in Unrealized Appreciation on:
Investments	2,455,047
Futures contracts	(343,179)
Swap contract	73,530
Net Appreciation	2,185,398
Net Gain	1,430,699
Net Increase	$7,759,066

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MARCH 31, 2007	FOR THE YEAR ENDED MARCH 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,328,367	$6,612,316
Net realized gain (loss)	(754,699)	1,364,713
Net change in unrealized appreciation	2,185,398	(745,129)
Net Increase	7,759,066	7,231,900
Dividends and Distributions to Shareholders from:
Net investment income	(6,311,218)	(6,612,172)
Net realized gain	(278,348)	(227,501)
Total Dividends and Distributions	(6,589,566)	(6,839,673)
Net decrease from transactions in shares of beneficial interest	(21,101,989)	(10,091,493)
Net Decrease	(19,932,489)	(9,699,266)
Net Assets:
Beginning of period	191,642,592	201,341,858
End of Period (Including accumulated undistributed net investment income of $18,620 and $1,471, respectively)	$171,710,103	$191,642,592

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income that is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption ‘‘floating rate note obligations’’ on the ‘‘Statement of Assets and Liabilities.’’ The Fund records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Fund’s ‘‘Statement of Operations.’’ The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At March 31, 2007, Fund investments with a value of $8,492,040 are held by the Dealer Trusts and serve as collateral for the $6,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at March 31, 2007 are presented in the ‘‘Portfolio of Investments.’’

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.42% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage fees, interest and residual trust expenses) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2007 aggregated $30,756,002 and $48,002,939, respectively. Included in the aforementioned transactions is a purchase of $2,058,700, with another Morgan Stanley fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2007 included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,846. At March 31, 2007, the Fund had an accrued pension liability of $49,445 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MARCH 31, 2007		FOR THE YEAR ENDED MARCH 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,371,595	$25,788,583	3,949,291	$43,091,484
Reinvestment of dividends and distributions	438,729	4,769,515	448,693	4,893,039
	2,810,324	30,558,098	4,397,984	47,984,523
Redeemed	(4,757,567)	(51,660,087)	(5,327,718)	(58,076,016)
Net decrease	(1,947,243)	$(21,101,989)	(929,734)	$(10,091,493)

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MARCH 31, 2007	FOR THE YEAR ENDED MARCH 31, 2006
Tax-exempt income	$6,316,957	$6,608,930
Long-term capital gains	278,348	227,501
Total distributions	$6,595,305	$6,836,431

As of March 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$97,757
Undistributed long-term gains	—
Net accumulated earnings	97,757
Capital loss carryforward*	(642,575)
Post-October losses	(455,274)
Temporary differences	(81,346)
Net unrealized appreciation	2,578,114
Total accumulated earnings	$1,496,676

*As of March 31, 2007, the Fund had a net capital loss carryforward of $642,575 which will expire on March 31, 2015 to offset future capital gains to the extent provided by regulations.

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund ’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risk may exceed the related amounts shown in the Statement of Assets and Liabilities.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged

Morgan Stanley Limited Term Municipal Trust

Notes to Financial Statements March 31, 2007 continued

class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

9.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Limited Term Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MARCH 31,
	2007		2006		2005		2004		2003
Selected Per Share Data:
Net asset value, beginning of period	$10.82		$10.80		$11.05		$10.96		$10.30
Income (loss) from investment operations:
Net investment income	0.38		0.36		0.34		0.33		0.34
Net realized and unrealized gain (loss)	0.10		0.03		(0.25)		0.09		0.66
Total income from investment operations	0.48		0.39		0.09		0.42		1.00
Less dividends and distributions from:
Net investment income	(0.38)		(0.36)		(0.34)		(0.33)		(0.34)
Net realized gain	(0.02)		(0.01)		—		—		—
Total dividends and distributions	(0.40)		(0.37)		(0.34)		(0.33)		(0.34)
Net asset value, end of period	$10.90		$10.82		$10.80		$11.05		$10.96
Total Return†	4.41%		3.70%		0.81%		3.90%		9.81%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.68	% (1)	0.61	% (1)	0.68	% (1)	0.68	% (1)	0.70	% (1)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.61	% (1)(2)	0.61	% (1)(2)	0.68	% (1)	0.68	% (1)	0.70	% (1)
Net investment income	3.53	% (2)	3.33	% (2)	3.09%		2.97%		3.08%
Supplemental Data:
Net assets, end of period, in thousands	$171,710		$191,643		$201,342		$206,133		$143,939
Portfolio turnover rate	18%		28%		32%		46%		31%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset (exclusive of interest and residual trust expenses), would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
March 31, 2007	0.71%	3.43%
March 31, 2006	0.69	3.25

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Term Municipal Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Term Municipal Trust (the ‘‘Fund’’), including the portfolio of investments, as of March 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Term Municipal Trust as of March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 22, 2007

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of March 31, 2007.

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley Limited Term Municipal Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended March 31, 2007, the Fund paid to its shareholders $0.38 per share from tax-exempt income.

Also during the fiscal year ended March 31, 2007, the Fund paid to its shareholders $0.02 per share from long-term capital gains.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees,

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

DWLRPT–IU07–01019P–Y03/07	MORGAN STANLEY FUNDS
Morgan Stanley Limited Term Municipal Trust Annual Report March 31, 2007

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

    2007
                                            REGISTRANT       COVERED ENTITIES(1)
       AUDIT FEES........................   $ 31,300         N/A

       NON-AUDIT FEES
                 AUDIT-RELATED FEES......   $    531  (2)    6,559,000 (2)
                 TAX FEES................   $  4,800  (3)    623,667 (4)
                 ALL OTHER FEES..........   $ -              -
       TOTAL NON-AUDIT FEES..........       $  5,331         7,182,667

       TOTAL.............................   $ 36,631         7,182,667

    2006
                                            REGISTRANT       COVERED ENTITIES(1)
       AUDIT FEES........................   $ 30,446         N/A

       Non-Audit Fees
                 AUDIT-RELATED FEES.....    $    540  (2)    5,180,378 (2)
                 TAX FEES................   $  4,865  (3)    2,275,787 (4)
                 ALL OTHER FEES..........   $ -              -
       TOTAL NON-AUDIT FEES.........        $  5,405         7,456,165

           TOTAL.........................   $ 35,851         7,456,165

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------

(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

     (a)  The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Term Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       10

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  Covered Officers Should Handle Ethically Actual and Apparent Conflicts of
     Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------------------

(2) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    Exhibit A
                                    ---------

                                    Fund List

                                       at
                                January 31, 2007

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1. Active Assets Government Securities Trust ("AA Government")
2. Active Assets Institutional Government Securities Trust ("AA Institutional
   Government")
3. Active Assets Institutional Money Trust ("AA Institutional
   Money")
4. Active Assets Money Trust ("AA Money")
5. Morgan Stanley Liquid Asset Fund
  Inc. ("Liquid Asset")
6. Morgan Stanley U.S. Government Money Market Trust
("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7. Active Assets California Tax-Free Trust ("AA California")
8. Active Assets
Tax-Free Trust ("AA Tax-Free")
9. Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York
Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12. Morgan Stanley Allocator Fund ("Allocator Fund")+
13. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17. Morgan Stanley European Equity Fund Inc. ("European Equity")+
18. Morgan Stanley Financial Services Trust ("Financial Services")+
19. Morgan Stanley Focus Growth Fund ("Focus Growth")+
20. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21. Morgan Stanley Global Advantage Fund ("Global Advantage")+
22. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+
23. Morgan Stanley Health Sciences Trust ("Health Sciences")+
24. Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+

                                       17

25. Morgan Stanley International Fund ("International Fund")+
26. Morgan Stanley International SmallCap Fund ("International SmallCap")+
27. Morgan Stanley International Value Equity Fund ("International Value")+
28. Morgan Stanley Japan Fund ("Japan Fund")+ 29. Morgan Stanley Mid-Cap Value
    Fund (Mid-Cap Value")+
30. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
33. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34. Morgan Stanley Real Estate Fund ("Real Estate")+
35. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37. Morgan Stanley Special Growth Fund ("Special Growth")+
38. Morgan Stanley Special Value Fund ("Special Value")+
39. Morgan Stanley Technology Fund ("Technology")+
40. Morgan Stanley Total Market Index Fund ("Total Market Index")+
41. Morgan Stanley Utilities Fund ("Utilities Fund")+
42. Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

43. Morgan Stanley Balanced Fund ("Balanced")+

     ASSET ALLOCATION FUND
     ---------------------

44. Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

45. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46. Morgan Stanley Flexible Income Trust ("Flexible Income")+
47. Morgan Stanley Income Trust ("Income Trust")+
48. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50. Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration
    U.S. Government")
51. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

53. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

                                       18

SPECIAL PURPOSE FUNDS
     ---------------------

57. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
      o Balanced Growth Portfolio
      o Capital Opportunities Portfolio
      o Developing Growth Portfolio
      o Dividend Growth Portfolio
      o Equally-Weighted S&P 500 Portfolio
      o Flexible Income Portfolio
      o Focus Growth Portfolio
      o Global Equity Portfolio
      o Growth Portfolio
      o Money Market Portfolio
      o Utilities Portfolio

58. Morgan Stanley Variable Investment Series ("Variable Investment")
      o Aggressive Equity Portfolio
      o Dividend Growth Portfolio
      o Equity Portfolio
      o European Equity Portfolio
      o Global Advantage Portfolio
      o Global Dividend Growth Portfolio
      o High Yield Portfolio
      o Income Builder Portfolio
      o Limited Duration Portfolio
      o Money Market Portfolio
      o Income Plus Portfolio
      o S&P 500 Index Portfolio
      o Strategist Portfolio
      o Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

59. Morgan Stanley Government Income Trust ("Government Income")
60. Morgan Stanley Income Securities Inc. ("Income Securities")
61. Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

62. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")

                                       19

63. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
64. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
65. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
66. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
67. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
68. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
69. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
70. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
71. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
72. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
73. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
74. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
75. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
76. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

   Active Portfolios:
      o Active International Allocation Portfolio
      o Emerging Markets Portfolio
      o Emerging Markets Debt Portfolio
      o Focus Equity Portfolio
      o Global Franchise Portfolio
      o Global Real Estate Portfolio
      o Global Value Equity Portfolio
      o International Equity Portfolio
      o International Growth Equity Portfolio
      o International Magnum Portfolio
      o International Real Estate Portfolio
      o International Small Cap Portfolio
      o Large Cap Relative Value Portfolio
      o Money Market Portfolio
      o Municipal Money Market Portfolio

                                       20

      o Small Company Growth Portfolio
      o Systematic Active large Cap Core Portfolio
      o Systematic Active Small Cap Core Portfolio
      o Systematic Active Small Cap Growth Portfolio
      o Systematic Active Small Cap Value Portfolio
      o U.S. Large Cap Growth Portfolio
      o U.S. Real Estate Portfolio

   Inactive Portfolios*:

      o China Growth Portfolio
      o Gold Portfolio
      o Large Cap Relative Value Portfolio
      o MicroCap Portfolio
      o Mortgage-Backed Securities Portfolio
      o Municipal Bond Portfolio
      o U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

   Active Portfolios:

      o Advisory Portfolio
      o Advisory Foreign Fixed Income II Portfolio
      o Advisory Foreign Fixed Income Portfolio
      o Balanced Portfolio
      o Core Fixed Income Portfolio
      o Core Plus Fixed Income Portfolio
      o Equity Portfolio
      o Equity Plus Portfolio
      o High Yield Portfolio
      o Intermediate Duration Portfolio
      o International Fixed Income Portfolio
      o Investment Grade Fixed Income Portfolio
      o Limited Duration Portfolio
      o Long Duration Fixed Income Portfolio
      o Mid-Cap Growth Portfolio
      o Municipal Portfolio
      o U.S. Mid-Cap Value Portfolio
      o U.S. Small-Cap Value Portfolio
      o Value Portfolio

----------------
* Have not commenced or have ceased operations

                                       21

Inactive Portfolios*:
      o Balanced Plus Portfolio
      o Growth Portfolio
      o Investment Grade Credit Advisory Portfolio
      o Mortgage Advisory Portfolio
      o New York Municipal Portfolio
      o Targeted Duration Portfolio
      o Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

   Active Portfolios:
      o Core Plus Fixed Income Portfolio
      o Emerging Markets Debt Portfolio
      o Emerging Markets Equity Portfolio
      o Equity and Income Portfolio
      o Equity Growth Portfolio
      o Global Franchise Portfolio
      o Global Real Estate Portfolio
      o Global Value Equity Portfolio
      o High Yield Portfolio
      o International Growth Equity Portfolio
      o International Magnum Portfolio
      o Mid-Cap Growth Portfolio
      o Small Company Growth Portfolio
      o U.S. Mid-Cap Value Portfolio
      o U.S. Real Estate Portfolio
      o Value Portfolio

    Inactive Portfolios*:

      o Balanced Portfolio
      o Capital Preservation Portfolio
      o Core Equity Portfolio
      o International Fixed Income Portfolio
      o Investment Grade Fixed Income Portfolio
      o Latin American Portfolio
      o Multi-Asset Class Portfolio
      o Targeted Duration Portfolio

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

----------------

                                       22

   Active Portfolios:

      o Government Portfolio
      o Money Market Portfolio
      o Prime Portfolio
      o Tax-Exempt Portfolio
      o Treasury Portfolio

   Inactive Portfolios*:

      o Government Securities Portfolio
      o Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")
15. India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1. Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

----------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 22, 2007
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited Term
     Municipal Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: May 22, 2007
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                        /s/ Ronald E. Robison
                                                 ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited Term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Term Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                        /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Term Municipal Trust and will be retained by
Morgan Stanley Limited term Municipal Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31